Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2014	Dec. 31, 2012
Cash flows from operating activities:
Net (loss) income		$ 13.5		$ 46.3
Adjustments to reconcile net (loss) income from operations to net cash flows provided by operating activities:
Depreciation and amortization	12.8	32.8	88.0	42.2
Deferred income taxes	(7.5)	(4.8)	(43.2)	(8.3)
Cash flows from financing activities:
Cash and cash equivalents at beginning of period			123.0
Cash and cash equivalents at end of period	123.0		397.3
Successor [Member]
Cash flows from operating activities:
Net (loss) income	(195.6)		(24.2)
Adjustments to reconcile net (loss) income from operations to net cash flows provided by operating activities:
Non-cash charge related to preferred stock dividend rights	172.0
Depreciation and amortization	12.8		88.0
Deferred income taxes	(7.5)		(43.2)
Manufacturer's profit in inventory adjustment	23.9		35.5
Non-cash fair value adjustment to contingent consideration	(0.7)		29.1
Restructuring charges	0.8		1.5
Provision for bad debt	0.3		1.2
Equity compensation expense	0.5		1.3
Other, net	(0.9)		3.2
Changes in assets & liabilities, net of acquisitions:
Accounts receivable	6.2		4.9
Inventory	2.1		11.4
Accounts payable	(0.2)		10.9
Accrued expenses	(8.7)		(15.7)
Other assets and liabilities	2.5		(5.7)
Net cash flows provided by operating activities	7.5		98.2
Cash flows from investing activities:
Capital expenditures	(2.3)		(18.5)
Proceeds from sale of non-financial assets	4.4		0.6
Acquisition of business, net of cash acquired	(922.4)		(1,361.8)
Cash restricted to fund acquisition			(600.0)
Purchases of marketable securities	(359.9)
Redemption of marketable securities	359.9
Other, net			(3.0)
Net cash flows used in investing activities	(920.3)		(1,982.7)
Cash flows from financing activities:
Proceeds from issuance of debt, net of discount and fees	0.2		678.8
Repayments of borrowings	(2.2)		(9.1)
Proceeds from issuance of preferred stock, net	20.0
Proceeds from issuance of common stock, net	1,019.5		1,512.6
Payment of financing fees	(1.8)		(13.2)
Other, net			(0.2)
Net cash flows provided by (used in) financing activities	1,035.7		2,168.9
Effect of exchange rate changes on cash and cash equivalents	0.1		(10.1)
Net increase (decrease) in cash and cash equivalents	123.0		274.3
Cash and cash equivalents at beginning of period			123.0
Cash and cash equivalents at end of period	123.0		397.3
Supplemental disclosure information:
Cash paid for interest	5.1		36.3
Cash paid for income taxes	2.9		27.5
Non-cash investing activities:
Unpaid capital expenditures included in accounts payable and accrued expenses			2.4
Predecessor [Member]
Cash flows from operating activities:
Net (loss) income		13.5		46.3
Adjustments to reconcile net (loss) income from operations to net cash flows provided by operating activities:
Depreciation and amortization		32.8		42.2
Deferred income taxes		(4.8)		(8.4)
Loss on extinguishment of debt		18.8
Restructuring charges		3.6		0.3
Provision for bad debt		2.1		1.7
Equity compensation expense		9.3		0.2
Other, net		1.4		(1.7)
Changes in assets & liabilities, net of acquisitions:
Accounts receivable		(11.3)		(4.9)
Inventory		(4.6)		0.8
Accounts payable		2.4		3.3
Accrued expenses		3.9		(3.6)
Other assets and liabilities		(11.1)		(1.0)
Net cash flows provided by operating activities		56.0		75.2
Cash flows from investing activities:
Capital expenditures		(8.9)		(13.4)
Proceeds from sale of non-financial assets		2.1		0.1
Acquisition of business, net of cash acquired				(5.1)
Other, net		(1.0)		0.1
Net cash flows used in investing activities		(7.8)		(18.3)
Cash flows from financing activities:
Proceeds from issuance of debt, net of discount and fees		1,109.5
Repayments of borrowings		(732.9)		(26.1)
Repurchase of Series A preferred stock		(270.2)
Advance from Platform Acquisition Holdings Limited		33.3
Payment of accumulated dividends on Series A preferred stock		(229.8)
Payment of financing fees		(13.6)		(0.3)
Other, net		(0.6)		(0.8)
Net cash flows provided by (used in) financing activities		(104.3)		(27.2)
Effect of exchange rate changes on cash and cash equivalents		(0.2)		0.2
Net increase (decrease) in cash and cash equivalents		(56.3)		29.9
Cash and cash equivalents at beginning of period		143.4		113.5
Cash and cash equivalents at end of period		87.1		143.4
Supplemental disclosure information:
Cash paid for interest		50.0		45.2
Cash paid for income taxes		21.8		27.1
Non-cash financing activities:
Cash paid by Platform Acquisition Holdings, Ltd for interest		$ 5.0